CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2023
CONCENTRATION AND RISKS
Schedule of Revenues of Major Customers

The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2021	2022		2023
Customer A	$225,899	$	*	$524,554
Customer B	*		*	524,274
Customer C	*		529,037	439,067
Customer D	*		*	247,834
Customer E	230,088		614,698	*
Customer F	268,466		516,634	*
Customer G	532,129		1,379,796	*

*Represents less than 10%

Schedule of Purchases and Accounts Payables

The following suppliers individually accounted for 10% or more of purchases:

	Year ended December 31,
	2021	2022	2023
Supplier A	25%	34%	30%
Supplier B	20%	11%	16%
Supplier C	*	*	13%
Supplier D	34%	18%	*

*Represents less than 10%

The following suppliers individually accounted for 10% or more of accounts payables:

	December 31,
	2022	2023
Supplier A	62%	*
Supplier E	*	32%

*Represents less than 10%